7. STOCK-BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.63%	1.64%
Expected volatility	113.00%	115.00%
Expected option life (in years)	8 years 4 months 28 days	8 years 4 months 28 days